Ivy VIP Value
Ivy VIP Value
Objective
To seek to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees<br/><br/>(fees paid directly from your investment)
Shareholder Fees	Ivy VIP Value Class II USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses <br/><br/>(expenses that you pay each year as a % of the value of your investment)
Annual Portfolio Operating Expenses	Ivy VIP Value Class II
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.00%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Ivy VIP Value | Class II | USD ($)	102	318	552	1,225

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Ivy VIP Value | Class II | USD ($)	102	318	552	1,225

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
Ivy VIP Value seeks to achieve its objective by investing in the common stocks of primarily large-capitalization companies that Ivy Investment Management Company (IICO), the Portfolio’s investment manager, believes are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by IICO and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio primarily invests in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size.

To identify securities for the Portfolio, IICO primarily utilizes fundamental, bottom-up (researching individual issuers) research while considering top-down (assessing the market environment) and quantitative analyses. IICO primarily determines the estimated intrinsic value of companies based on cash flow generation, but IICO may consider other valuation factors, such as price to earnings and price to book value. IICO also considers other operational factors of a company, including, among others, growth potential, changes in share count, and changes in working capital. The Portfolio emphasizes companies that IICO believes have clearly identifiable catalysts that will help the companies achieve their estimated intrinsic values. The Portfolio typically holds a limited number of stocks (generally 30 to 45).

Many of the companies in which the Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have indirect exposure to various foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets.

IICO typically will sell a stock when, in IICO’s opinion, it reaches an acceptable price, its fundamental characteristics have changed or it has performed below IICO’s expectations. IICO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Portfolio may experience losses.
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Financials Sector Risk. Investment risks associated with investing in securities in the financials sector, in addition to other risks, include extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased interindustry consolidation and competition in the financials sector. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials economic sector as a whole cannot be predicted.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 30 to 45), and the Portfolio’s manager also tends to invest a significant portion of the Portfolio’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Portfolio may have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities or if the Portfolio’s manager invested a greater portion of the Portfolio’s total assets in a larger number of stocks.
  Large Company Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Portfolio performance is primarily dependent on IICO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Portfolio will rise in value. At times, the Portfolio may hold a relatively high percentage of its assets in stocks of a particular market sector, which would subject the Portfolio to proportionately higher exposure to the risks of that sector. Additionally, global economies and financial markets are becoming increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Sector Risk. At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of a broad-based securities market index and Morningstar and Lipper peer groups (each comprised of a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term capital appreciation. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide capital appreciation.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 800.777.6472 for the Portfolio’s updated performance.
Chart of Year-by-Year Returns<br/>as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.05% (the third quarter of 2009) and the lowest quarterly return was -20.08% (the third quarter of 2011).
Average Annual Total Returns<br/><br/>as of December 31, 2018
Average Annual Total Returns - Ivy VIP Value	1 Year	5 Years	10 Years
Class II Shares	(7.24%)	4.33%	10.73%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	(8.27%)	5.95%	11.18%
Morningstar Large Value Category Average (net of fees and expenses)	(8.80%)	5.23%	10.71%
Lipper Variable Annuity Large-Cap Value Funds Universe Average (net of fees and expenses)	(9.78%)	5.04%	10.77%